Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Premises and Equipment [Abstract]
Premises and equipment
Premises and equipment are comprised of the following as of December 31:

	2014	2013

Land	$8,270,678	$7,790,167
Building	23,894,943	23,832,454
Furniture, Fixtures and Equipment	12,243,988	13,846,579
Leasehold Improvements	990,626	970,346
Construction in Progress	14,090	236,591

	45,414,325	46,676,137
Accumulated Depreciation	(20,453,880)	(21,799,668)

	$24,960,445	$24,876,469

Future minimum rental payments	Future minimum rental payments as of December 31, 2014 are as follows:
Year Ending December 31	Amount

2015	$129,457
2016	73,883
2017	38,500

$241,840